Annual Total Returns- Financial Services Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Financial Services Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(15.28%)	21.70%	26.27%	11.45%	(4.70%)	14.81%	14.59%	(12.88%)	27.03%	(0.73%)